Prepayments, Other Receivables and Other Assets (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Interest receivable	$ 0	$ 1,517
Other receivables	48,332	41,324
Lease receivables	99	188
VAT recoverable	1,236	1,396
Prepayments	16,902	17,330
Total	$ 66,569	$ 61,755